Income Taxes (Schedule of Reconciliation of Income Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Statutory tax rate	23.00%	24.00%	25.00%
Approved and Beneficiary Enterprises benefits	16.00%	15.70%	7.00%
US Tax Act enactment		(222.50%)
Stock compensation expense	(24.00%)	(5.30%)	(2.40%)
Tax contingencies	(38.40%)	(30.80%)	(4.70%)
Non-deductible acquisition expenses	(2.30%)	(0.60%)	(0.20%)
Earning taxed under foreign law	(21.60%)	43.30%	34.40%
Valuation allowance	6.40%	144.40%	(57.00%)
Changes to the prior year's tax assessment	(15.30%)	(1.20%)	7.90%
Other	(1.40%)	1.50%	0.90%
Effective income tax rate	(57.60%)	(31.50%)	10.90%